DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

Disposition of Online Gaming

On November 19, 2015, the Company reached a resolution to dispose of its Online Gaming which was subsequently sold in March 2016 for a gross consideration of $17,500, of which $7,500 was related to the repayment of intercompany loans provided by the Company to its Online Gaming business. The disposal of the Online Gaming represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to the Online Gaming entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. Additionally, long-lived assets classified as held for sale as of December 31, 2015 were measured at the lower of their carrying amount or fair value less cost to sell.

From March 31, 2016, the Company no longer retained power of control over Online Gaming and accordingly deconsolidated the Online Gaming’s financial statement from the Company’s consolidated financial statements.

On March 31, 2016, the Company calculated a gain regarding such disposition as follows:

As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loans provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310

The condensed cash flow of Online Gaming were as follows for the years ended December 31, 2015 and 2016:

	Years ended December 31,
	2015	2016

Net cash (used in) provided by operating activities	$(10,164)	$11,171
Net cash (used in) provided by investing activities	$(1,304)	$25

The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2015 and 2016.

	Years ended December 31,
	2015	2016
	Renren Games	Renren Games

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$17,071	$1,699
Cost of revenues	(9,426)	(871)
Selling, research and development, and general and administrative expenses	(6,362)	(485)
Other income that are not major	1,181	150
Income from the operations of the discontinued operations, before income tax	2,464	493
Income tax expenses	(944)	(102)
Income from the operations of the discontinued operations, net of tax	1,520	391

Gain on deconsolidation of the subsidiaries, net of tax	-	8,310

Gain from the discontinued operations, net of tax	$1,520	$8,701

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.